UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NYSA Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 89.46%

Communication Services, NEC - 0.72%
3,000	RRSat Global Communications Network Ltd.	$ 21,240

Computer & Communications Equipment - 2.83%
2,000	Cisco Systems, Inc.	31,220
5,000	Xerox Corp.	52,050
		83,270
Deep Sea Foreign Transportation of Freight - 0.85%
6,000	Dryships, Inc.	25,140

Electric Services - 3.19%
2,474,380	McKenzie Bay International Ltd. *	61,859
1,000,000	McKenzie Bay International Ltd. + *	25,000
10,000	US Geothermal, Inc. *	7,100
		93,959
Electrical Industrial Apparatus - 0.13%
1,663	Plug Power, Inc. *	3,893

Food & Kindred Products - 0.35%
2,000	Smart Balance, Inc. *	10,360

Footwear (No Rubber) - 0.72%
2,000	Brown Shoe Co., Inc.	21,300

Gold & Silver Ores - 2.37%
6,000	Yamana Gold, Inc.	69,780

Industrial Organic Chemicals - 0.06%
20,000	Global Green Solutions, Inc. *	1,800

Information Technology - 4.31%
7,000	Corning, Inc.	127,050

Miscellaneous Business Credit Institution - 1.91%
11,000	Harris & Harris Group, Inc. *	56,430

Miscellaneous Electrical Machinery - 1.47%
33,000	Fuelcell Energy, Inc. *	43,230

Miscellaneous Food Preparations & Kindred Products - 0.27%
2,000	Inventure Foods, Inc. *	7,980

Miscellaneous Plastic Products - 0.18%
5,000	Lightwave Logic, Inc. *	5,200

Motor Vehicle Parts & Accessories - 0.85%
1,000	Fuel Systems Solutions, Inc. *	24,950

Motor Vehicles & Passenger Car Bodies - 2.34%
5,000	Ford Motor Co. *	68,950

Motors & Generators - 0.14%
10,000	China Electric Motor, Inc. *	4,000
3,000	Raser Technologies, Inc. *	23
		4,023
Oil & Gas Field Machinery & Equipment - 0.25%
600	Bolt Technology Corp. *	7,440

Oil & Gas Field Exploration Services - 0.00%
400,000	Black Dragon Resources Co., Inc. *	40

Ordnance & Accessories - 0.92%
9,000	Smith & Wesson Holding Corp. *	27,000

Orthopdeic, Prosthetic & Surgical Appliances & Supplies - 0.55%
300	Smith & Nephew Group Plc.	16,248

Pharmaceutical Preparations - 6.15%
2,500	Abbott Laboratories	131,550
10,000	Lannett, Inc. *	49,800
		181,350
Paints, Varnishes, Lacquers, Enamels & Allied Products - 5.08%
6,500	RPM International, Inc.	149,630

Radio & TV Broadcasting Equipment - 1.14%
24,100	Relm Wireless Corp. *	33,499

Refuse System - 1.16%
2,000	US Ecology Corp.	34,200

Secondary Smelting Non Ferrous Metals - 2.60%
13,000	Metalico, Inc. *	76,700

Semiconductors & Related Devices - 18.18%
4,000	Entropic Communications, Inc. *	35,560
10,000	GT Solar international, Inc. *	162,000
7,500	Intel Corp.	166,200
4,500	PLX Technology, Inc. *	15,615
18,000	Satcon Technology Corp. *	43,020
9,000	Taiwan Semiconductor Manufacturing Co. Ltd.	113,490
		535,885
Services - Prepackaged Software - 4.31%
2,000	Microsoft Corp.	52,000
3,500	Nuance Communications, Inc. *	75,145
		127,145
Software - 0.07%
220,000	Nibex, Inc. +	2,200

Special Industry Machinery, NEC - 3.50%
5,000	Amtech Systems, Inc. *	103,200

State Commercial Banks - 1.99%
4,228	CNB Financial Corp.	58,727

Steel Works, Blast Furnances Rolling Mills - 6.01%
6,000	AK Steel Holdings Corp.	94,560
2,000	Nucor Corp.	82,440
		177,000
Surgical & Medical Instruments - 10.67%
5,000	Alphatec Holdings, Inc. *	17,400
2,000	Boston Scientific Corp. *	13,820
4,000	Icad, Inc. *	4,240
8,000	Inovio Pharmaceuticals, Inc. *	4,804
84,332	Transluminal Technologies LLC. +	274,079
		314,343
Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.75%
1,500	EnerSys	51,630

Wholesale-Machinery, Equipment & Supplies - 2.42%
2,000	Applied Industrial Technology, Inc.	71,220

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.01%
3,000	Imaging3, Inc. *	250

TOTAL FOR COMMON STOCK (Cost $2,994,132) - 89.46%		$ 2,636,262

CLOSED END MUTUAL FUNDS - 2.09%
3,000	Kayne Anderson Energy Development Co.	54,390
40,000	Universal Capital Management, Inc. *	7,200

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $29,033) - 2.09%		$ 61,590

OTHER INVESTMENTS - NOTES RECEIVABLE - 3.39%
100,000	Espsco LLC *	100,000

TOTAL FOR OTHER INVESTMENTS-NOTES RECEIVABLE (Cost $100,000) - 3.39%		$ 100,000

SHORT TERM INVESTMENTS - 6.06%
178,691	Huntington U.S. Treasury Money Market IV 0.01% ** (Cost $178,691)	178,691

TOTAL INVESTMENTS (Cost $3,356,521) - 101.00%		$ 2,976,543

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.00%)		(29,537)

NET ASSETS - 100.00%		$ 2,947,006

+ Restricted Security
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.

NOTES TO FINANCIAL STATEMENTS
NYSA Fund
1. SECURITY TRANSACTIONS
At June 30, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,356,521 amounted to $379,977, which consisted of aggregate gross unrealized appreciation of
$199,979 and aggregate gross unrealized depreciation of $579,956.

2. SECURITY VALUATIONS

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of June 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,636,262	$0	$0	$2,636,262
Notes Receivable	$100,000			$100,000
Closed End Funds	$61,590	$0	$0	$61,590
Cash Equivalents	$178,691	$0	$0	$178,691
Total	$2,976,543	$0	$0	$2,976,543

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Fund

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date  August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date August 26, 2011

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date August 26, 2011

* Print the name and title of each signing officer under his or her signature.